BORROWINGS - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repayments of borrowings, classified as financing activities			$ 291	$ 0	$ 0
Series 9 (C$400)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Repayments of borrowings, classified as financing activities	$ 291
Commercial paper
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 194	$ 431
Borrowings, interest rate			4.30%	5.00%
Medium term notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 3,187	$ 3,008
Borrowings, interest rate			4.50%	4.40%
Medium term notes | Series 17 (C$500)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 364	$ 348
Borrowings, interest rate			5.30%	5.30%
Medium term notes | Series 18 (C$300)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 219	$ 209
Borrowings, interest rate			5.00%	5.00%
Medium term notes | Series 19 (C$450)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 328	$ 0		$ 450
Borrowings, interest rate			4.50%	0.00%		4.54%
Medium term notes | Series 9 (C$400)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 0	$ 278
Borrowings, interest rate			0.00%	3.80%
Repayments of borrowings, classified as financing activities		$ 400
Hybrid notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount			$ 328	$ 139
Borrowings, interest rate			5.40%	5.50%
Hybrid notes | Fixed to fixed subordinated (C$250)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount		$ 250	$ 182	$ 0
Borrowings, interest rate		5.37%	5.40%	0.00%